Stockholders' equity - Merger of Valepar S.A (Details) $ in Millions		12 Months Ended
	Aug. 14, 2017 USD ($) EquityInstruments	Dec. 31, 2016 R$ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 EquityInstruments shares	Aug. 10, 2017 shares
Stockholders' equity
Shares issued | EquityInstruments				173,543,667
Number of shares outstanding | shares			5,126,258,410	5,197,432,093	5,153,374,926
Valepar S.A
Stockholders' equity
Number of shares issued to be issued for each share of the Valepar	1.2065
Common share
Stockholders' equity
Shares issued | EquityInstruments				173,543,667
Number of shares outstanding | shares			5,126,258,398	5,197,432,081	3,185,653,000
Number of shares converted into treasury shares | shares		10,397
Class A Preferred shares
Stockholders' equity
Right to withdraw consideration per share | R$ / shares		R$ 24.26
Number of shares converted into treasury shares | shares		11,130
Valepar S.A
Stockholders' equity
Current assets	$ 24
Judicial deposits	951
Intangible	964
Current liabilities	20
Provisions for litigation	631
Taxes payable	130
Net assets	$ 1,158
Valepar S.A | Common share
Stockholders' equity
Shares issued | EquityInstruments	173,543,667